ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and staff welfare			$ 11,150	$ 12,944
Individual income tax withheld			593	591
VAT payable			271	287
Accrued professional fees			3,303	3,283
Accrued advertising fees			1,666	596
Credit card processing charges			483	551
Accrued sales return	$ 1,927	$ 2,465	1,236	1,927
Other accrued expenses			2,025	905
Total			$ 20,727	$ 21,084
Movements in accrued sales return
Balance at the beginning of the period	1,927	2,465
Allowance for sales return made in the year	7,929	12,370
Utilization of accrued sales return	(8,620)	(12,908)
Balance at the end of the period	$ 1,236	$ 1,927